Note 3 - Liquidity (Details Textual)		1 Months Ended	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 24, 2016 USD ($) $ / shares $ / item shares	Dec. 22, 2011 $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2013 $ / shares
Private Placement [Member]
Warrant Per Unit | shares	1												1
Proceeds from Issuance or Sale of Equity	$ 1,640,000
Number of Units, Issued During Period	10,933,333
Price Per Unit | $ / item	0.15
Common Stock Per Unit | shares	1												1
Class of Warrant or Right, Expiration Term	5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	0.3		0.3										0.3
Stock Issued During Period, Shares, New Issues | shares	10,933,339												10,933,339
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	3,283,283
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.25
Payment in Kind (PIK) Note [Member]
Interest Payable			$ 919,913										$ 919,913
Net Income (Loss) Attributable to Parent			(3,185,359)	$ (4,674,752)	$ 1,792,956	$ (2,728,876)	$ (4,194,465)	$ (4,346,638)	$ (2,576,750)	$ (3,035,704)	$ (357,225)		(3,731,884)	$ (6,923,341)	$ (9,805,137)	$ (10,316,317)	$ (13,063,526)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations													(1,528,002)	$ (4,731,175)	(8,585,557)	(8,003,851)	$ (8,205,101)
Working Capital			1,338,077	563,324									1,338,077		563,324
Accrued Liquidated Damages			$ 167,841	$ 541,011				$ 200,000					$ 167,841		$ 541,011	$ 200,000
Proceeds from Issuance or Sale of Equity	$ 1,640,000
Stock Issued During Period, Shares, New Issues | shares	10,933,333	10,000,000										3,756,757
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2	$ 0.38	$ 1.11								$ 1.97	$ 0.38		$ 1.11			$ 1.93